Investment Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities
NOTE 5 INVESTMENT SECURITIES

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2015					2014
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value
Held-to-maturity(a)
U.S. Treasury and agencies	$2,925	$14	$–	$(20)	$2,919	$2,717	$15	$–	$(18)	$2,714
Mortgage-backed securities
Residential
Agency	40,619	175	–	(273)	40,521	42,204	335	–	(176)	42,363
Non-agency non-prime(d)	1	–	–	–	1	1	–	–	–	1
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	6	–	–	6	–	7	–	–	7
Other	10	3	–	–	13	13	4	–	–	17
Obligations of state and political subdivisions	8	1	–	(1)	8	9	1	–	(1)	9
Obligations of foreign governments	9	–	–	–	9	9	–	–	–	9
Other debt securities	18	–	–	(2)	16	21	–	–	(1)	20
Total held-to-maturity	$43,590	$199	$–	$(296)	$43,493	$44,974	$362	$–	$(196)	$45,140
Available-for-sale(b)
U.S. Treasury and agencies	$4,611	$12	$–	$(27)	$4,596	$2,622	$14	$–	$(4)	$2,632
Mortgage-backed securities
Residential
Agency	50,056	384	–	(364)	50,076	44,668	593	–	(244)	45,017
Non-agency
Prime(c)	316	6	(3)	(1)	318	399	9	(2)	(1)	405
Non-prime(d)	221	20	(1)	–	240	261	20	(1)	–	280
Commercial agency	52	–	–	–	52	112	3	–	–	115
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	16	3	–	–	19	18	4	–	–	22
Other	532	9	–	–	541	607	13	–	(1)	619
Obligations of state and political subdivisions	5,149	169	–	(2)	5,316	5,604	265	–	(1)	5,868
Obligations of foreign governments	–	–	–	–	–	6	–	–	–	6
Corporate debt securities	677	3	–	(70)	610	690	3	–	(79)	614
Perpetual preferred securities	153	20	–	(12)	161	200	27	–	(10)	217
Other investments	34	34	–	–	68	245	29	–	–	274
Total available-for-sale	$61,817	$660	$(4)	$(476)	$61,997	$55,432	$980	$(3)	$(340)	$56,069
(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

The weighted-average maturity of the available-for-sale investment securities was 4.7 years at December 31, 2015, compared with 4.3 years at December 31, 2014. The corresponding weighted-average yields were 2.21 percent and 2.32 percent, respectively. The weighted-average maturity of the held-to-maturity investment securities was 4.2 years at December 31, 2015, and 4.0 years at December 31, 2014. The corresponding weighted-average yields were both 1.92 percent, respectively.

For amortized cost, fair value and yield by maturity date of held-to-maturity and available-for-sale investment securities outstanding at December 31, 2015, refer to Table 13 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Investment securities with a fair value of $13.1 billion at December 31, 2015, and $12.6 billion at December 31, 2014, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by contractual obligation or law. Included in these amounts were securities where the Company and certain counterparties have agreements granting the counterparties the right to sell or pledge the securities. Investment securities securing these types of arrangements had a fair value of $1.0 billion at December 31, 2015, and $856 million at December 31, 2014.

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Taxable	$1,778	$1,634	$1,375
Non-taxable	223	232	256
Total interest income from investment securities	$2,001	$1,866	$1,631

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Realized gains	$7	$11	$23
Realized losses	(6)	–	–
Net realized gains (losses)	$1	$11	$23
Income tax (benefit) on net realized gains (losses)	$–	$4	$9

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether investment securities are other-than-temporarily impaired considering, among other factors, the nature of the investment securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, the existence of any government or agency guarantees, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the investment securities. The Company determines other-than-temporary impairment recorded in earnings for debt securities not intended to be sold by estimating the future cash flows of each individual investment security, using market information where available, and discounting the cash flows at the original effective rate of the investment security. Other-than-temporary impairment recorded in other comprehensive income (loss) is measured as the difference between that discounted amount and the fair value of each investment security. The total amount of other-than-temporary impairment recorded was immaterial for the years ended December 31, 2015, 2014 and 2013.

Changes in the credit losses on debt securities are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Balance at beginning of period	$101	$116	$134
Additions to Credit Losses Due to Other-than-temporary Impairments
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	1	3	14
Total other-than-temporary impairment on debt securities	1	3	14
Other Changes in Credit Losses
Increases in expected cash flows	(3)	(5)	(2)
Realized losses(a)	(15)	(13)	(23)
Credit losses on security sales and securities expected to be sold	–	–	(7)
Balance at end of period	$84	$101	$116
(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

At December 31, 2015, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2015:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$1,306	$(19)	$60	$(1)	$1,366	$(20)
Residential agency mortgage-backed securities	17,819	(150)	4,156	(123)	21,975	(273)
Other asset-backed securities	–	–	6	–	6	–
Obligations of state and political subdivisions	–	–	2	(1)	2	(1)
Other debt securities	–	–	17	(2)	17	(2)
Total held-to-maturity	$19,125	$(169)	$4,241	$(127)	$23,366	$(296)
Available-for-sale
U.S. Treasury and agencies	$2,919	$(27)	$8	$–	$2,927	$(27)
Residential mortgage-backed securities
Agency	18,603	(171)	6,267	(193)	24,870	(364)
Non-agency(a)
Prime(b)	59	(1)	107	(3)	166	(4)
Non-prime(c)	–	–	17	(1)	17	(1)
Other asset-backed securities	–	–	2	–	2	–
Obligations of state and political subdivisions	35	–	62	(2)	97	(2)
Corporate debt securities	–	–	425	(70)	425	(70)
Perpetual preferred securities	–	–	73	(12)	73	(12)
Other investments	1	–	–	–	1	–
Total available-for-sale	$21,617	$(199)	$6,961	$(281)	$28,578	$(480)
(a)	The Company had $5 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if economic conditions worsen. Additionally, deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of investment securities that have unrealized losses are either corporate debt issued with high investment grade credit ratings or agency mortgage-backed securities. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these investment securities. At December 31, 2015, the Company had no plans to sell investment securities with unrealized losses, and believes it is more likely than not it would not be required to sell such investment securities before recovery of their amortized cost.